SCHEDULE OF OPERATING LEASE EXPENDITURE COMMITMENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Total minimum operating lease payments			$ 516,628
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total minimum operating lease payments			250,068
Later than one year but not later than five years [Member]
IfrsStatementLineItems [Line Items]
Total minimum operating lease payments			266,560
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum operating lease payments